Share-based payment arrangements - Weighted Average Options granted (Details)	12 Months Ended
	Dec. 31, 2021 £ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 $ / shares
Weighted Average Options granted [Line Items]
Weighted average exercise price | £ / shares	£ 3.34		£ 3.14		£ 0.84
Alivio [Member]
Weighted Average Options granted [Line Items]
Weighted average exercise price		$ 0		$ 0.47		$ 0.49
Follica
Weighted Average Options granted [Line Items]
Weighted average exercise price		1.86		0		0.03
Sonde
Weighted Average Options granted [Line Items]
Weighted average exercise price		0		0.18		0.20
Vedanta Biosciences
Weighted Average Options granted [Line Items]
Weighted average exercise price		$ 19.69		$ 19.59		$ 19.13